Fair value measurement - Equity security investments (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Changes in fair value measurement, assets [abstract]
Balance, beginning of period	¥ 72,280
Balance, end of period	62,190	¥ 72,280
Level 3
Changes in fair value measurement, assets [abstract]
Balance, beginning of period	39	40
Fair value recorded in connection with acquisition	21	10
Change in fair value	(4)	(11)
Settlement	(10)	0
Balance, end of period	¥ 46	¥ 39